INCOME TAX (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Operating loss carry forward	$ 10,631	$ 11,128
Reserves and allowances	689	601
Net deferred tax assets before valuation allowance	11,320	11,729
Valuation allowance	(10,287)	(11,729)
Net deferred tax assets	1,033
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,632	6,892
Valuation allowance	(4,599)	(6,982)
Net deferred tax assets	1,033
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,999	4,837
Valuation allowance	(4,999)	(4,837)
Net deferred tax assets